Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Financial Instruments [Abstract]
Schedule of Financial Assets and Liabilities by Category

Financial assets and liabilities by category, as of December 31, 2017, 2016 and January 1, 2016 are as follows:

	December 31, 2017		December 31, 2016		January 1, 2016
Loans and receivable	(In millions of Korean won)
Cash and cash equivalents	~~W~~	39,095	~~W~~	16,720	~~W~~	24,909
Short-term financial instruments		22,500		22,000		11,500
Accounts receivables		42,168		11,819		5,289
Other receivables		698		710		160
Other current assets		155		157		102
Other non-current financial assets		1,394		965		954
Total	~~W~~	106,010	~~W~~	52,371	~~W~~	42,914
Financial liabilities at amortized cost
Accounts payables	~~W~~	44,410	~~W~~	9,723	~~W~~	2,535
Accrued expenses		322		250		209
Other current liabilities		107		—		17
Other non-current liabilities		141		—		—
Total	~~W~~	44,980	~~W~~	9,973	~~W~~	2,761

Other current assets include short-term loans and accrued interest. Other non-current financial assets include leashold deposits, other deposits, and long-term loans. Other non-current liabilities include capital lease payables.

Schedule of Net Gains or Losses by Category of Financial Instruments

Net gains or losses by each category of financial instruments for the periods ended December 31, 2017 and 2016 are as follows:

	December 31, 2017		December 31, 2016
Loans and receivables	(In millions of Korean won)
Interest income	~~W~~	554	~~W~~	522
Gains on foreign currency transactions		231		759
Financial liabilities at amortized cost
Losses on foreign currency transactions		(349)		(1,289)

Schedule of Carrying Amount and Fair Value of Financial Instruments

The carrying amount and fair value of financial instruments as of December 31, 2017, 2016 and January 1, 2016 are as follows:

	December 31, 2017
	Carrying value		Fair value
Financial assets	(In millions of Korean won)
Cash and cash equivalents	~~W~~	39,095	~~W~~	39,095
Short-term deposits not classified as cash equivalents		22,500		22,500
Accounts receivables		42,168		(*	)
Other receivables		698		(*	)
Other current assets		155		(*	)
Other non-current financial assets		1,394		(*	)
Total	~~W~~	106,010
Financial liabilities
Accounts payables	~~W~~	44,410		(*	)
Accrued expenses		322		(*	)
Other current liabilities		107		(*	)
Other non-current liabilities		141		(*	)
Total	~~W~~	44,980

	December 31, 2016
	Carrying value		Fair value
Financial assets	(In millions of Korean won)
Cash and cash equivalents	~~W~~	16,720	~~W~~	16,720
Short-term deposits not classified as cash equivalents		22,000		22,000
Accounts receivables		11,819		(*	)
Other receivables		710		(*	)
Other current assets		157		(*	)
Other non-current financial assets		965		(*	)
Total	~~W~~	52,371
Financial liabilities
Accounts payables		9,723		(*	)
Accrued expenses		250		(*	)
Total	~~W~~	9,973

	January 1, 2016
	Carrying value		Fair value
Financial assets	(In millions of Korean won)
Cash and cash equivalents	~~W~~	24,909	~~W~~	24,909
Short-term deposits not classified as cash equivalents		11,500		11,500
Accounts receivables		5,289		(*	)
Other receivables		160		(*	)
Other current assets		102		(*	)
Other non-current financial assets		954		(*	)
Total	~~W~~	42,914
Financial liabilities
Accounts payables	~~W~~	2,535		(*	)
Accrued expenses		209		(*	)
Other current liabilities		17		(*	)
Total	~~W~~	2,761

(*) As the carrying amount is a reasonable approximation of fair value due to the short maturity of the instrument, it is excluded from fair value disclosure.

Schedule of Fair Value Hierarchy of Company's Financial Instruments

The fair value hierarchy of the Company’s financial instruments at fair values as of December 31, 2017, 2016 and January 1, 2016, is as follows:

	December 31, 2017
	Level 1		Level 2		Level 3		Total
	(In millions of Korean won)
Cash and cash equivalents	~~W~~	24,431	~~W~~	14,664	~~W~~	—	~~W~~	39,095
Short-term financial instruments	~~W~~	11,000	~~W~~	11,500	~~W~~	—	~~W~~	22,500

	December 31, 2016
	Level 1		Level 2		Level 3		Total
		(In millions of Korean won)
Cash and cash equivalents	~~W~~	7,773	~~W~~	8,947	~~W~~	—	~~W~~	16,720
Short-term financial instruments	~~W~~	4,500	~~W~~	17,500	~~W~~	—	~~W~~	22,000

	January 1, 2016
	Level 1		Level 2		Level 3		Total
		(In millions of Korean won)
Cash and cash equivalents	~~W~~	24,044	~~W~~	865	~~W~~	—	~~W~~	24,909
Short-term financial instruments	~~W~~	1,000	~~W~~	10,500	~~W~~	—	~~W~~	11,500